Revenue (Schedule of Disaggregation of Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	$ 97,961	$ 67,814
Derivative pricing adjustments	(2,845)	1,553
Gross revenue	95,116	69,367
Treatment and selling costs	(26,762)	(15,087)
Revenue	68,354	54,280
Silver [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	22,400	29,886
Derivative pricing adjustments	(299)	1,116
Gross revenue	22,101	31,102
Zinc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	44,148	10,520
Derivative pricing adjustments	(2,022)	213
Gross revenue	42,126	10,733
Lead [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	30,871	25,197
Derivative pricing adjustments	(513)	210
Gross revenue	30,358	25,407
Other by-products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	542	2,111
Derivative pricing adjustments	(11)	14
Gross revenue	$ 531	$ 2,125